UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 3726

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	5/31
Date of reporting period:	5/31/10

FORM N-CSR

Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
29	Statement of Assets and Liabilities
30	Statement of Operations
31	Statement of Changes in Net Assets
32	Financial Highlights
33	Notes to Financial Statements
41	Report of Independent Registered Public Accounting Firm
42	Important Tax Information
43	Board Members Information
46	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus New York
Tax Exempt Bond Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus NewYork Tax Exempt Bond Fund, Inc., covering the 12-month period from June 1, 2009, through May 31, 2010.

Psychology historically has played an important role in how investors —especially individual investors — perceive the financial markets and make asset allocation decisions. Unlike the purely rational investor who, in an ideal world, would seek investments that potentially can deliver the best risk/return characteristics, the everyday investor typically has been influenced by emotions. Currently, investors’ emotions appear to be deeply divided, with a large number still seeking low risk investments (such as cash instruments), and others favoring higher risk investments (such as smaller-cap and emerging market stocks). Meanwhile, investment classes in the middle of the risk spectrum seemingly have been largely avoided.

It is important to note that investor sentiment often lags the economic cycle.That’s why we continue to stress the importance of a long-term, well balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio recently, we urge you to speak with your financial advisor about taking advantage of long-term market fundamentals rather than remaining susceptible to the effects of emotional reactions to short-term developments.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2009, through May 31, 2010, as provided by Thomas Casey and David Belton, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended May 31, 2010, Dreyfus New York Tax Exempt Bond Fund achieved a total return of 8.86%.1 The Barclays Capital Municipal Bond Index (the “Index”), a broadly diversified index comprised of municipal bonds issued in states from across the nation, the fund’s benchmark, achieved a total return of 8.52% for the same period.2

Municipal bonds generally continued to gain value over the reporting period amid robust demand for a limited supply of securities.The fund produced modestly higher returns than its benchmark, primarily due to the success of our security selection strategy.

On a separate note, Thomas Casey and David Belton became the primary portfolio managers of the fund in December 2009.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal, NewYork state and NewYork city income taxes as is consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity. The fund will invest at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“junk” bonds) or the unrated equivalent as determined by Dreyfus.

We focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.We actively trade among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values.

Municipal Bonds Rebounded with U.S. Economy

An improving U.S. economy bolstered confidence among consumers, businesses and investors during the reporting period. However, unemployment has remained stubbornly high, and the pace of the economic recovery so far has proved to be slower than historical averages. In addition, most states, including New York, have continued to struggle with declining tax revenues and intensifying demand for services. In light of these challenges, the Federal Reserve Board left short-term interest rates unchanged throughout the reporting period in a historically low range between 0% and 0.25%.

In this environment, the national municipal bond market was influenced by improving investor sentiment. In addition, municipal bonds were supported by favorable supply-and-demand dynamics. Issuance of new tax-exempt bonds moderated significantly due to the federally subsidized Build America Bonds program, part of the stimulus package that shifted a substantial portion of new issuance to the taxable bond market. Meanwhile, demand for municipal bonds intensified as individual and institutional investors sought alternatives to low yielding money market funds. Consequently, longer-term municipal bond yields trended downward, on average, over the reporting period. For much of the reporting period, performance was stronger among lower-rated municipal bonds that had been punished severely during the downturn, while bonds backed by general tax revenues generally lagged market averages.

Security Selection Strategy Supported Fund Returns

In light of the subpar economic recovery, low nominal yields and tight credit spreads, we maintained a bias toward higher-quality securities.We generally favored municipal bonds backed by revenues from utilities, transportation resources, dedicated taxes and private higher education that our credit analysts considered fundamentally sound and relatively liquid.We generally avoided general obligation bonds and bonds backed by annual appropriation. The fund also benefited from underweighted exposure to municipal bonds for which the money for early redemption has been placed in escrow.

Supply-and-Demand Factors May Remain Favorable

We remain optimistic about the overall market’s long-term prospects. Demand seems likely to stay robust as investors grow increasingly concerned regarding potential income tax increases on the state and federal levels. In addition, the Build America Bonds program may be extended beyond its current expiration date at the end of this year, which could keep the national supply of new tax-exempt bonds relatively low. Consequently, we have continued to focus on higher-quality, revenue-backed bonds.

June 15, 2010

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-NewYork residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-
grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.

The Fund 5

FUND PERFORMANCE

Average Annual Total Returns as of 5/31/10
	1 Year	5 Years	10 Years
Fund	8.86%	3.96%	5.19%
Barclays Capital Municipal Bond Index	8.52%	4.52%	5.90%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus NewYork Tax Exempt Bond Fund, Inc. on
5/31/00 to a $10,000 investment made in the Barclays Capital Municipal Bond Index (the “Index”) on that date.
All dividends and capital gain distributions are reinvested.
The fund invests primarily in NewYork municipal securities and its performance shown in the line graph above takes into account fees and expenses.The Index is not limited to investments principally in NewYork municipal obligations.
The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus NewYork Tax Exempt Bond Fund, Inc. from December 1, 2009 to May 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2010

Expenses paid per $1,000†	$3.71
Ending value (after expenses)	$1,037.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2010

Expenses paid per $1,000†	$3.68
Ending value (after expenses)	$1,021.29

† Expenses are equal to the fund’s annualized expense ratio of .73%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS
May 31, 2010

Long-Term Municipal	Coupon	Maturity	Principal
Investments—99.9%	Rate (%)	Date	Amount ($)	Value ($)
New York—93.2%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.75	11/15/22	2,000,000	2,103,880
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.25	11/15/27	5,050,000	4,953,747
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.25	11/15/32	13,025,000	12,526,533
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	20,000,000 [a,b]	22,139,800
Buffalo,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/12	1,800,000	1,903,644
Buffalo,
GO (Insured; National Public
Finance Guarantee Corp.)	5.13	12/1/14	2,820,000	2,949,466
Buffalo Fiscal Stability
Authority, Sales Tax and State
Aid Secured Bonds (Insured;
National Public Finance
Guarantee Corp.)	4.50	9/1/18	1,110,000	1,232,888
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/10	1,110,000	1,113,297
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/11	1,160,000	1,163,202
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/12	1,225,000	1,228,712

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Erie County,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.25	4/1/18	2,000,000	2,140,660
Hempstead Local Development
Corporation, Revenue (Molloy
College Project)	5.70	7/1/29	5,000,000	5,175,350
Hempstead Town Industrial
Development Agency, Civic
Facility Revenue (Hofstra
University Civic Facility)	5.25	7/1/18	1,730,000	1,882,240
Hempstead Town Industrial
Development Agency, RRR
(American Ref-Fuel Company of
Hempstead Project)	5.00	6/1/10	6,000,000	6,000,480
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	6.00	5/1/39	5,750,000	4,765,370
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	7,000,000	7,979,860
Long Island Power Authority,
Electric System General
Revenue (Insured; AMBAC)	5.50	12/1/11	5,000,000	5,351,850
Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	12/1/14	16,000,000	18,488,800
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	9/1/25	23,765,000	24,840,129
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/25	10,000,000	10,556,700
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue	5.50	11/15/30	10,325,000	11,412,016

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	11/15/25	10,000,000	10,641,000
Metropolitan Transportation
Authority, Service Contract
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/24	10,000,000	10,626,400
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/25	3,505,000	3,701,385
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/29	17,300,000	17,976,257
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/35	10,000,000	10,054,600
Metropolitan Transportation
Authority, Transportation Revenue	5.25	11/15/36	10,000,000	10,368,200
Monroe Tobacco Asset
Securitization Corporation,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	6.63	6/1/10	500,000 [c]	505,260
Nassau County Industrial Development
Agency, IDR (Keyspan-Glenwood
Energy Center, LLC Project)	5.25	6/1/27	12,750,000	12,552,757
New York City,
GO	5.80	8/1/11	190,000	190,792
New York City,
GO	5.25	10/15/19	5,000,000	5,568,750
New York City,
GO	5.00	11/1/19	9,000,000	9,977,490
New York City,
GO	5.00	4/1/20	3,500,000	3,847,095
New York City,
GO	5.00	8/1/20	2,000,000	2,203,940
New York City,
GO	5.25	10/15/22	2,000,000	2,170,800
New York City,
GO	5.50	6/1/23	125,000	136,334
New York City,
GO (Insured; AMBAC)	5.75	8/1/16	3,000,000	3,271,890

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City,
GO (Insured; AMBAC)
(Prerefunded)	5.75	8/1/12	2,000,000 [c]	2,221,660
New York City,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	10/15/19	1,450,000	1,614,937
New York City,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/18	11,000,000	12,274,790
New York City Health and
Hospital Corporation,
Health System Revenue	5.25	2/15/17	1,550,000	1,554,216
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal—Federation of
Jewish Philanthropies of
New York, Inc. Project)	5.00	7/1/12	1,460,000	1,591,400
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal—Federation of
Jewish Philanthropies of
New York, Inc. Project)	5.25	7/1/15	1,640,000	1,854,578
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal—Federation of
Jewish Philanthropies of
New York, Inc. Project)	5.00	7/1/27	1,000,000	1,049,330
New York City Industrial
Development Agency, Civic
Facility Revenue (Vaughn
College of Aeronautics and
Technology Project)	5.00	12/1/28	5,075,000	4,098,367
New York City Industrial
Development Agency,
Civic Facility Revenue
(YMCA of Greater
New York Project)	5.00	8/1/36	5,850,000	5,594,647

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	5.00	3/1/31	10,810,000	10,837,998
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	8,850,000	9,177,804
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/16	2,000,000	2,147,880
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/16	2,830,000	2,992,753
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/27	23,000,000	24,809,870
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/39	10,000,000	10,301,500
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.25	6/15/40	10,000,000	10,822,500
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	11,025,000	12,323,083
New York City Transit Authority,
Metropolitan Transportation
Authority, Triborough Bridge
and Tunnel Authority, COP
(Insured; AMBAC)	5.63	1/1/13	2,675,000	2,711,059
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/22	19,000,000	20,659,840

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	1/15/24	10,000,000	10,732,800
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/27	10,000,000	10,612,800
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/23	10,000,000	10,829,600
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	0/14.00	11/1/29	9,000,000 [d]	8,888,670
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/22	14,890,000	16,496,780
New York City Trust for Cultural
Resources, Revenue (The
Museum of Modern Art)	5.00	4/1/31	5,000,000	5,351,400
New York Convention Center
Development Corporation,
Revenue (Hotel Unit Fee
Secured) (Insured; AMBAC)	5.00	11/15/18	3,440,000	3,682,898
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/35	325,000	325,653
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; FGIC)	5.63	7/1/16	9,120,000	10,109,702
New York State Dormitory
Authority, Consolidated
Second General Resolution
Revenue (City University
System) (Insured;
National Public Finance
Guarantee Corp.)	5.75	7/1/16	2,000,000	2,008,440
New York State Dormitory
Authority, Court Facilities LR
(The City of New York Issue)	5.75	5/15/14	3,715,000	4,117,669

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Court Facilities LR
(The County of Westchester Issue)	5.00	8/1/10	5,570,000	5,592,169
New York State Dormitory
Authority, Insured Revenue
(Barnard College) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/37	11,000,000	11,123,860
New York State Dormitory
Authority, Insured Revenue
(Fashion Institute of Technology
Student Housing Corporation)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/16	3,755,000	4,054,649
New York State Dormitory
Authority, Insured Revenue
(Fashion Institute of Technology
Student Housing Corporation)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/20	4,490,000	4,849,425
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/27	33,625,000	40,172,124
New York State Dormitory
Authority, LR (Municipal
Health Facilities Improvement
Program) (New York City Issue)	5.00	1/15/25	10,000,000	10,477,300
New York State Dormitory
Authority, LR (State University
Educational Facilities) (Insured;
FGIC) (Prerefunded)	5.50	7/1/11	10,000,000 [c]	10,557,800
New York State Dormitory
Authority, Mortgage Hospital
Revenue (Hospital for Special
Surgery) (Collateralized; FHA)	6.25	8/15/34	4,010,000	4,505,235
New York State Dormitory
Authority, Mortgage Hospital
Revenue (The Long Island College
Hospital) (Insured; FHA)	6.00	8/15/15	1,850,000	1,996,058

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Mortgage Nursing
Home Revenue (Menorah Campus,
Inc.) (Collateralized; FHA)	6.10	2/1/37	8,300,000	8,653,414
New York State Dormitory
Authority, Revenue (4201
Schools Program) (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/1/10	1,670,000	1,677,498
New York State Dormitory
Authority, Revenue (Carmel
Richmond Nursing Home)
(LOC; Allied Irish Banks)	5.00	7/1/15	2,000,000	2,024,420
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/19	15,000,000	17,020,200
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/20	5,000,000	5,631,400
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/21	10,000,000	11,197,200
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/23	10,255,000	11,409,405
New York State Dormitory Authority,
Revenue (Cornell University)	5.00	7/1/35	7,500,000 [e]	8,024,175
New York State Dormitory Authority,
Revenue (Cornell University)	5.00	7/1/37	4,000,000	4,279,560
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/12	1,450,000	1,511,437
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/13	2,605,000	2,708,757
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/20	3,000,000	3,635,040

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)	0.00	7/1/28	18,335,000	[f]	8,955,731
New York State Dormitory
Authority, Revenue
(Mental Health Services
Facilities Improvement)	5.25	2/15/18	30,000		31,816
New York State Dormitory Authority,
Revenue (Mental Health Services
Facilities Improvement)	6.75	2/15/23	5,700,000		6,922,707
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured;
National Public Finance
Guarantee Corp.)	5.00	2/15/21	10,150,000		10,764,075
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Prerefunded)	5.25	2/15/14	2,305,000	[c]	2,596,283
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/25	6,105,000		6,231,679
New York State Dormitory
Authority, Revenue
(Mount Sinai Hospital
Obligated Group)	5.00	7/1/26	4,000,000	[e]	4,131,160
New York State Dormitory
Authority, Revenue (Mount
Sinai New York University
Health Obligated Group)	5.00	7/1/11	375,000		376,151
New York State Dormitory
Authority, Revenue (Mount
Sinai New York University
Health Obligated Group)	5.00	7/1/13	1,000,000		1,002,380
New York State Dormitory
Authority, Revenue (Mount
Sinai New York University
Health Obligated Group)	5.50	7/1/26	7,925,000		7,929,993

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (Mount
Sinai New York University
Health Obligated Group)	5.50	7/1/26	6,305,000	6,308,972
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.50	7/1/25	9,000,000	9,486,450
New York State Dormitory Authority,
Revenue (Mount Sinai School of
Medicine of New York University)
(Insured; National Public Finance
Guarantee Corp.)	5.00	7/1/27	5,045,000	5,083,695
New York State Dormitory
Authority, Revenue (Municipal
Health Facilities Improvement
Program) (Insured; Assured
Guaranty Municipal Corp.)	5.50	1/15/13	1,350,000	1,420,389
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/13	1,450,000	1,555,806
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/14	1,855,000	2,007,852
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/16	2,055,000	2,164,470
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/19	1,395,000	1,434,953
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/22	10,000,000	10,239,300
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.00	5/1/18	3,280,000	3,396,538
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.50	5/1/37	3,500,000	3,611,895

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.75	5/1/37	7,880,000	8,272,030
New York State Dormitory
Authority, Revenue (North
Shore University Hospital at
Forest Hills) (Insured;
National Public Finance
Guarantee Corp.)	5.50	11/1/13	2,625,000	2,871,068
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	2,500,000	2,509,025
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	7,500,000	7,326,825
New York State Dormitory
Authority, Revenue
(Park Ridge Housing, Inc.)
(Collateralized; FNMA)	6.13	8/1/15	2,875,000	2,918,643
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/12	1,000,000	1,100,270
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/14	5,430,000	6,038,377
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	6.25	7/1/29	11,000,000	12,392,270
New York State Dormitory Authority,
Revenue (Saint Barnabas
Hospital) (Insured; AMBAC)	5.25	8/1/15	2,135,000	2,269,206
New York State Dormitory Authority,
Revenue (State University
Educational Facilities)	5.88	5/15/11	20,000,000	20,986,800
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	7.50	5/15/11	1,140,000	1,213,268

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue
(State University
Educational Facilities)
(Insured; Assured Guaranty
Municipal Corp.)	5.75	5/15/16	5,000,000	5,939,600
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.25	5/15/13	2,500,000	2,705,025
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.50	5/15/13	11,010,000	11,760,992
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.50	5/15/13	10,125,000	11,045,970
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.25	5/15/15	6,825,000	7,619,635
New York State Dormitory
Authority, Revenue
(Teachers College)	5.00	3/1/24	2,500,000	2,671,600
New York State Dormitory Authority,
Revenue (The Bronx-Lebanon
Hospital Center) (LOC; TD Bank)	6.50	8/15/30	5,000,000	5,542,700
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	16,000,000	17,039,360
New York State Dormitory
Authority, Revenue (Upstate
Community Colleges)	5.25	7/1/18	2,000,000	2,179,660
New York State Dormitory
Authority, Revenue (Winthrop
University Hospital Association)	5.50	7/1/32	1,000,000	1,001,910

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/31	20,000,000		21,102,400
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(Education) (Prerefunded)	5.00	3/15/13	4,600,000	[c]	5,122,330
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(Education) (Prerefunded)	5.05	3/15/13	500,000	[c]	557,465
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(Education) (Prerefunded)	5.38	3/15/13	5,000,000	[c]	5,619,450
New York State Dormitory Authority,
State Personal Income Tax
Revenue (General Purpose)	5.25	2/15/22	10,000,000		11,521,400
New York State Energy Research
and Development Authority, PCR
(Central Hudson Gas and
Electric Corporation Project)
(Insured; AMBAC)	5.45	8/1/27	9,000,000		9,042,390
New York State Housing Finance
Agency, Housing Revenue
(Capitol Green Apartments)
(Collateralized; FNMA)	4.38	11/15/17	1,000,000		1,011,800
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	9/15/18	1,400,000		1,567,048
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	3/15/34	10,000,000		10,523,400
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)
(Insured; National Public
Finance Guarantee Corp.)	5.00	9/15/20	1,270,000		1,379,804

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	10/1/10	1,480,000	1,483,670
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.55	10/1/12	2,855,000	2,860,425
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.80	10/1/28	245,000	251,831
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	4/1/29	8,090,000	8,093,398
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.35	10/1/33	8,250,000	8,552,610
New York State Mortgage Agency,
Mortgage Revenue	5.00	4/1/28	3,500,000	3,757,600
New York State Thruway Authority,
General Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000	5,358,250
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	10,000,000	11,082,800
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	17,500,000	19,270,475
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	15,035,000	16,140,824
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000	5,641,800
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/24	13,090,000	14,086,411
New York State Urban Development
Corporation, Corporate Purpose
Subordinated Lien Bonds	5.13	7/1/18	4,550,000	4,932,337
New York State Urban Development
Corporation, Service Contract
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/20	10,000,000	11,371,700

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Urban
Development Corporation,
State Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.70	4/1/20	20,000,000	23,560,800
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American
Ref-Fuel Company of
Niagara, LP Facility)	5.55	11/15/15	2,500,000	2,529,375
Niagara Falls City School
District, COP (High School
Facility) (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/15/19	3,250,000	3,389,133
Niagara Falls City School
District, COP (High School
Facility) (Insured; National
Public Finance Guarantee Corp.)	5.63	6/15/13	2,045,000	2,333,590
Orange County Industrial
Development Agency, Life Care
Community Revenue (The Glen
Arden, Inc. Project)	5.70	1/1/28	4,600,000	3,686,854
Port Authority of New York and
New Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	15,000,000	17,963,550
Port Authority of New York and
New Jersey (Consolidated Bonds,
132nd Series)	5.00	9/1/33	10,000,000	10,362,000
Port Authority of New York and
New Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/18	5,000,000	5,623,500
Port Authority of New York and
New Jersey (Consolidated Bonds,
152nd Series)	5.00	11/1/28	8,000,000	8,167,600
Port Authority of New York and
New Jersey, Special Project
Bonds (JFK International Air
Terminal LLC Project)
(Insured; National Public
Finance Guarantee Corp.)	6.25	12/1/13	6,000,000	6,365,220

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air Terminal LLC
Project) (Insured; National Public
Finance Guarantee Corp.)	6.25	12/1/14	10,000,000	10,635,600
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Rensselaer
Polytechnic Institute Project)	5.00	3/1/36	15,055,000	15,455,162
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; AMBAC)	5.00	10/15/29	11,000,000	11,838,310
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	10/15/18	20,000,000	22,757,800
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	10/15/24	10,000,000	10,903,300
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson’s Ferry Project)	5.00	11/1/12	1,455,000	1,520,111
Suffolk County Industrial Development
Agency, Continuing Care
Retirement Community Revenue
(Jefferson’s Ferry Project)	5.00	11/1/13	1,000,000	1,052,280
Suffolk Tobacco Asset Securitization
Corporation, Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	13,000,000	11,901,500
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue
Bonds (State Contingency
Contract Secured)	5.50	6/1/20	10,755,000	11,750,805
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue
Bonds (State Contingency
Contract Secured)	5.50	6/1/21	14,360,000	15,544,126

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Triborough Bridge and Tunnel
Authority, General
Purpose Revenue	5.25	11/15/19	5,000,000		5,484,800
Triborough Bridge and Tunnel
Authority, General
Purpose Revenue	5.13	11/15/29	10,000,000		10,492,900
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.38	1/1/16	7,500,000	[c]	8,931,075
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.50	1/1/22	10,540,000	[c]	13,132,840
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/12	1,500,000		1,662,330
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/28	5,000,000		5,430,700
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/33	8,900,000		9,389,945
Triborough Bridge and Tunnel
Authority, Special Obligation
Revenue (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.13	1/1/14	3,000,000	[c]	3,418,950
Troy Capital Resource Corporation,
Revenue (Rensselaer
Polytechnic Institute Project)	5.00	9/1/30	4,000,000		4,112,920
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/42	16,230,000		13,503,035
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/21	1,625,000		1,591,021

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related—6.7%
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.50	7/1/16	1,000,000	1,007,000
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; Assured Guaranty
Municipal Corp.)	5.50	7/1/10	10,100,000	10,141,612
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/15	3,000,000	3,361,170
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	10,000,000	10,364,300
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	5,000,000	5,062,300
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	5,000,000	5,261,300
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	0.00	7/1/27	22,625,000 [f]	7,945,900
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	5,500,000	5,937,635
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/27	10,000,000	10,510,600
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000	5,192,600
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	5,500,000	6,192,890

The Fund 25

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	13,000,000	14,105,520
University of Puerto Rico,
University System Revenue	5.00	6/1/30	10,000,000	10,030,800
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	6.38	10/1/19	1,000,000	1,017,310
Total Long-Term Municipal Investments
(cost $1,363,856,377)				1,428,607,540

Short-Term Municipal
Investments—.4%
New York;
Metropolitan Transportation
Authority, Transportation
Revenue (LOC; BNP Paribas)	0.24	6/1/10	4,300,000	[g]	4,300,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.25	6/1/10	900,000	[g]	900,000

Total Short-Term Municipal Investments
(cost $5,200,000)		5,200,000
Total Investments (cost $1,369,056,377)	100.3%	1,433,807,540
Liabilities, Less Cash and Receivables	(.3%)	(3,799,403)
Net Assets	100.0%	1,430,008,137

a Collateral for floating rate borrowings.
b Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, this security had a total market value of $22,139,800 or 1.5% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Purchased on a delayed delivery basis.
f Security issued with a zero coupon. Income is recognized through the accretion of discount.
g Variable rate demand note—rate shown is the interest rate in effect at May 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 27

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	37.7
AA		Aa		AA	31.4
A		A		A	19.1
BBB		Baa		BBB	8.0
BB		Ba		BB	1.0
B		B		B	.6
F1		MIG1/P1		SP1/A1	.4
Not Rated[h]		Not Rated[h]		Not Rated[h]	1.8
					100.0

†	Based on total investments.
h	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2010

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,369,056,377	1,433,807,540
Interest receivable		20,260,570
Receivable for shares of Common Stock subscribed		27,166
Prepaid expenses		27,141
		1,454,122,417
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		842,675
Cash overdraft due to Custodian		679,972
Payable for investment securities purchased		12,083,110
Payable for floating rate notes issued—Note 4		10,000,000
Payable for shares of Common Stock redeemed		298,390
Interest and expense payable related
to floating rate notes issued—Note 4		24,391
Accrued expenses		185,742
		24,114,280
Net Assets ($)		1,430,008,137
Composition of Net Assets ($):
Paid-in capital		1,368,895,205
Accumulated undistributed investment income—net		444,065
Accumulated net realized gain (loss) on investments		(4,082,296)
Accumulated net unrealized appreciation
(depreciation) on investments		64,751,163
Net Assets ($)		1,430,008,137
Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		96,339,870
Net Asset Value, offering and redemption price per share ($)		14.84

See notes to financial statements.

The Fund 29

STATEMENT OF OPERATIONS
Year Ended May 31, 2010

Investment Income ($):
Interest Income	65,765,617
Expenses:
Management fee—Note 3(a)	8,396,606
Shareholder servicing costs—Note 3(b)	1,268,355
Directors’ fees and expenses—Note 3(c)	106,618
Interest and expense related to floating rate notes issued—Note 4	102,458
Custodian fees—Note 3(b)	91,328
Professional fees	85,562
Prospectus and shareholders’ reports	35,178
Registration fees	27,948
Loan commitment fees—Note 2	24,260
Interest expense—Note 2	189
Miscellaneous	75,420
Total Expenses	10,213,922
Less—reduction in fees due to earnings credits—Note 1(b)	(1,936)
Net Expenses	10,211,986
Investment Income—Net	55,553,631
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,501,644
Net unrealized appreciation (depreciation) on investments	62,156,228
Net Realized and Unrealized Gain (Loss) on Investments	63,657,872
Net Increase in Net Assets Resulting from Operations	119,211,503

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,
	2010	2009
Operations ($):
Investment income—net	55,553,631	56,665,265
Net realized gain (loss) on investments	1,501,644	(75,403)
Net unrealized appreciation
(depreciation) on investments	62,156,228	(28,926,995)
Net Increase (Decrease) in Net Assets
Resulting from Operations	119,211,503	27,662,867
Dividends to Shareholders from ($):
Investment income—net	(55,317,696)	(56,451,359)
Net realized gain on investments	—	(1,580,097)
Total Dividends	(55,317,696)	(58,031,456)
Capital Stock Transactions ($):
Net proceeds from shares sold	81,492,265	73,019,937
Dividends reinvested	41,476,134	43,318,029
Cost of shares redeemed	(128,440,114)	(179,979,554)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(5,471,715)	(63,641,588)
Total Increase (Decrease) in Net Assets	58,422,092	(94,010,177)
Net Assets ($):
Beginning of Period	1,371,586,045	1,465,596,222
End of Period	1,430,008,137	1,371,586,045
Undistributed investment income—net	444,065	302,043
Capital Share Transactions (Shares):
Shares sold	5,602,882	5,244,933
Shares issued for dividends reinvested	2,849,808	3,138,856
Shares redeemed	(8,830,029)	(13,127,195)
Net Increase (Decrease) in Shares Outstanding	(377,339)	(4,743,406)

See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended May 31,
	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	14.18	14.44	14.64	14.58	15.02
Investment Operations:
Investment income—net[a]	.58	.58	.57	.58	.59
Net realized and unrealized
gain (loss) on investments	.65	(.25)	(.17)	.07	(.40)
Total from Investment Operations	1.23	.33	.40	.65	.19
Distributions:
Dividends from
investment income—net	(.57)	(.57)	(.57)	(.58)	(.59)
Dividends from net realized
gain on investments	—	(.02)	(.03)	(.01)	(.04)
Total Distributions	(.57)	(.59)	(.60)	(.59)	(.63)
Net asset value, end of period	14.84	14.18	14.44	14.64	14.58
Total Return (%)	8.86	2.48	2.82	4.47	1.32
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73	.76	.78	.81	.81
Ratio of net expenses
to average net assets	.73[b]	.75	.78[b]	.80	.74
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	.02	.06	.09	.09
Ratio of net investment income
to average net assets	3.97	4.15	3.97	3.92	4.02
Portfolio Turnover Rate	11.35	16.88	42.55	30.27	46.18
Net Assets, end of period
($ x 1,000)	1,430,008	1,371,586	1,465,596	1,241,717	1,234,243

a	Based on average shares outstanding at each month end.
b	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus New York Tax Exempt Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to provide investors with as high a level of current income exempt from federal, New York state and NewYork city income taxes as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Financial futures and options on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	1,433,807,540	—	1,433,807,540

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecur-ring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended May 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31,2010,the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $681,758, accumulated capital losses $2,771,501 and unrealized appreciation $63,440,368.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2010. If not applied, the carryover expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2010 and May 31, 2009 were as follows: tax exempt income $55,317,696 and $56,416,734, ordinary income $0 and $95,422 and long-term capital gains $0 and $1,519,300, respectively.

During the period ended May 31, 2010, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $93,913 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended May 31, 2010 was approximately $13,200 with a related weighted average annualized interest rate of 1.43%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Agreement provides that if in any fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager or the Manager will bear, such excess expense. During the period ended May 31, 2010, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2010, the fund was charged $670,715 pursuant to the Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2010, the fund was charged $295,340 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2010, the fund was charged $35,496 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1,936.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2010, the fund was charged $91,328 pursuant to the custody agreement.

During the period ended May 31, 2010, the fund was charged $5,436 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $726,080, custodian fees $30,364, chief compliance officer fees $3,656 and transfer agency per account fees $82,575.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2010, amounted to $188,887,511 and $157,222,135, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk related contingent features in derivative agreements.The fund held no derivatives during the period ended May 31, 2010. These disclosures did not impact the notes to the financial statements.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

Inverse Floater Securities: The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2010, was approximately $10,000,000, with a related weighted average annualized interest rate of 1.02%.

At May 31,2010,the cost of investments for federal income tax purposes was $1,360,367,172; accordingly, accumulated net unrealized appreciation on investments was $63,440,368, consisting of $73,754,223 gross unrealized appreciation and $10,313,855 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors

Dreyfus New York Tax Exempt Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus NewYorkTax Exempt Bond Fund, Inc., including the statement of investments, as of May 31, 2010 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2010 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus New York Tax Exempt Bond Fund, Inc. at May 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 23, 2010

The Fund 41

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during its fiscal year ended May 31, 2010 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are New York residents, New York state and New York city personal income taxes). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2010 calendar year on Form 1099-DIV and their portion of the fund’s exempt-interest dividends paid for the 2010 calendar year on Form 1099-INT, both of which will be mailed by early 2011.

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 76 investment companies (comprised of 167 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1988.

PHILLIP N. MAISANO, Executive Vice President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 76 investment companies (comprised of 167 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 63 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 35 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since June 1989.

The Fund 47

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 190 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 53 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 186 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Distributor since October 1998.

For More Information

Dreyfus New York Tax Exempt Bond Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol: DRNYX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2010 MBSC Securities Corporation

0980AR0510

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $44,719 in 2009 and $44,719 in 2010.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $5,276 in 2009 and $5,382 in 2010. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2009 and $0 in 2010.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,234 in 2009 and $3,184 in 2010. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2009 and $0 in 2010.

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(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $38.8 in 2009 and $0 in 2010. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2009 and $0 in 2010.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $20,898,574 in 2009 and $28,017,293 in 2010.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.

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Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	July 23 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	July 23, 2010

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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